Note 2 - Summary of significant accounting policies: Income taxes (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is calculated using the balance sheet assets and liabilities method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be utilized with prior net operating loss carried forwards using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be utilized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred. As of December 31, 2024 and 2023, the Company had unrecognized uncertain tax benefits of $240,930 and $247,697, respectively, which were presented and included in the income tax payable, within the consolidated balance sheets. The fluctuation of the unrecognized tax benefits is due to foreign exchange translation adjustments. For the years ended December 31, 2024 and 2023, the Company had accrued interest of $78,894 and nil respectively. No penalties incurred related to underpayment of income tax for the years ended December 31, 2024 and 2023.